Financial Assets and Liabilities - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets and liabilities [line items]
Finance lease liabilities	$ 79,854
Cash and cash equivalents	185,636	$ 241,148	$ 340,522	$ 451,501
Loan received from bank	18,770	22,701
FRANCE
Disclosure of financial assets and liabilities [line items]
Non current financial assets	1,000	1,000	500
UNITED STATES
Disclosure of financial assets and liabilities [line items]
Non current financial assets	6,000	6,000	$ 5,000
Paycheck Protection Program Loan [Member]
Disclosure of financial assets and liabilities [line items]
Borrowings		$ 1,500
Paycheck Protection Program Loan [Member] | Calyxt Inc [member]
Disclosure of financial assets and liabilities [line items]
Borrowings	1,400
State Guaranteed Loan [Member]
Disclosure of financial assets and liabilities [line items]
Loan received from bank	$ 21,000
US Dollar [member] | Cash Cash and Cash Equivalents and Current Assets [member]
Disclosure of financial assets and liabilities [line items]
Currency denominated percentage	57.00%	56.00%